CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parentheticals) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY [Abstract]
Dividends	$ 0.30	$ 0.12	$ 0.10